Share-based awards (Details) - Schedule of summary of restricted shares activity - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Summary Of Restricted Shares Activity Abstract
Outstanding, Beginning balance	2,916,100
Outstanding, Ending balance	7,970,930	2,916,100
Granted	8,822,010	6,261,100
Forfeited		(345,000)
Vested	(3,767,180)	(3,000,000)